DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)			12 Months Ended
	Dec. 17, 2020 USD ($) $ / shares shares	Jul. 20, 2020 item	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 09, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Condition for future business combination number of businesses minimum | item		1
Proceeds from issuance of warrants	$ 10,280,000
Transaction Costs	15,688,848
Underwriting fees	5,520,000
Deferred underwriting fee payable	9,660,000					$ 9,660,000
Other offering costs	$ 508,848
Threshold minimum aggregate fair market value as a percentage of the assets held in the trust account			80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination			50.00%
Minimum net tangible assets upon consummation of the business combination			$ 5,000,001
Threshold percentage of public shares subject to redemption without the company's prior written consent			20.00%
Obligation to redeem public shares if entity does not complete a business combination (as a percent)			100.00%
Threshold business days for redemption of public shares			10 days
Maximum net interest to pay dissolution expenses			$ 100,000
Cash operating bank account			224,489
Working capital			3,002,523
Proceeds from related Party debt			347,961
Minimum net tangible assets upon consummation of the business combination			$ 5,000,001
Class A common stock subject to possible redemption
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, per unit (in dollars per share) | $ / shares			$ 10.10			$ 10.10
Minimum net tangible assets upon consummation of the business combination				$ 5,000,001	$ 5,000,001
Common stock, par value | $ / shares					$ 0.0001
Minimum net tangible assets upon consummation of the business combination				$ 5,000,001	$ 5,000,001
IPO
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units issued | shares	27,600,000
Purchase price, per unit (in dollars per share) | $ / shares	$ 10.10
Proceeds from issuance initial public offering	$ 276,000,000
Investment of cash into trust account	$ 278,760,000
Private Placement | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants issued | shares	10,280,000
Price of warrant | $ / shares	$ 1.00
Proceeds from issuance of warrants	$ 10,280,000
Over-Allotment Option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units issued | shares	3,600,000
Purchase price, per unit (in dollars per share) | $ / shares	$ 10.00
Over-Allotment Option | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Price of warrant | $ / shares	$ 1.00
Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Proceeds from related party			$ 25,000
Proceeds from related Party debt			$ 300,000